Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,891
Impairment provision at period end	2,992	€ 2,891
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,891	2,531
Allowances	582	613
Transfers	48	12
Amounts applied	(481)	(397)
Translation differences and other	(48)	132
Impairment provision at period end	€ 2,992	€ 2,891